CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities:
Net loss	$ (138,061,944)
Financing activities:
Net Change in Cash	0
HZO, Inc. and Subsidiaries
Operating activities:
Net loss	(53,180,792)	$ (9,936,452)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,302,738	1,544,309
Change in right-of-use assets	340,064	386,627
Loss on extinguishment of debt		3,071,008
Amortization of debt discount	3,829,261	216,156
Stock-based compensation	946	3,160
Loss on disposal of fixed assets	194,556	290
Revaluation of convertible note derivative liabilities and warrant liability	43,425,000	135,000
Changes in operating assets and liabilities:
Accounts receivable, net	(602,710)	(365,404)
Inventories, net	6,996	(271,311)
Prepaid expenses and other assets	(72,168)	(276,656)
Accounts payable	243,012	(424,209)
Accrued expenses and other liabilities	881,607	(152,257)
Deferred revenue	376,072	67,345
Operating right-of-use liabilities	(369,712)	(388,560)
Net cash used in operating activities	(3,625,130)	(6,390,954)
Investing activities:
Purchases of property and equipment	(72,820)	(149,375)
Proceeds from sale of property and equipment	212	(290)
Purchase of non-marketable equity securities	(13,000,000)
Net cash used in investing activities	(13,072,608)	(149,665)
Financing activities:
Payments on finance leases	(26,874)	(23,728)
Proceeds from notes payable		13,598
Repayments of notes payable	(10,797)	(9,466)
Proceeds from convertible promissory notes, net of issuance costs	15,443,751	1,000,000
Proceeds from issuance of preferred stock, net of issuance costs		9,371,736
Repurchases of equity securities		(1)
Net cash provided by financing activities	15,406,080	10,352,139
Effect of exchange rates on changes in cash	(845,159)	(75,064)
Net Change in Cash	(2,136,817)	3,736,456
Cash at beginning of period	4,572,687	478,626
Cash at end of period	2,435,870	4,215,082
Supplemental disclosures of cash flow information:
Cash paid for interest	10,552	10,369
Cash paid for taxes	72,858	77,131
Noncash investing and financing activities:
Note payable exchanged for non-marketable equity securities	2,000,000
Conversion of convertible promissory notes		4,942,618
Embedded derivative liability from convertible promissory notes	$ 6,075,000	$ 289,000